Multi-Sector Account Portfolios	07/01/2014 to 06/30/2015

ICA File Number: 811-22620
Registrant Name: T. Rowe Price Multi-Sector Account Portfolios, Inc.
Reporting Period: 07/01/2014 - 06/30/2015

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Darrell N. Braman
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2014 to 06/30/2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Multi-Sector Account Portfolios, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2015

Emerging Markets Corporate Multi-Sector Account Portfolio

CONTROLADORA MABE SA 7.875% REGS NOTES DUE OCTOBER 28, 2019 Meeting Date: OCT 30, 2014 Record Date: OCT 24, 2014 Meeting Type: CONSENT
Ticker: Security ID: 21240B9A1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

TBG GLOBAL 4.625% 144A NOTES DUE APRIL 3, 2018 Meeting Date: MAR 18, 2015 Record Date: MAR 16, 2015 Meeting Type: CONSENT
Ticker: Security ID: 87218RAA3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent granted.	Management	N/A	Yes

TBG GLOBAL 4.625% NOTES DUE APRIL 3, 2018 Meeting Date: MAR 12, 2015 Record Date: MAR 12, 2015 Meeting Type: CONSENT
Ticker: Security ID: 87218R9A5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

Emerging Markets Local Multi-Sector Account Portfolio

CONTROLADORA MABE SA 7.875% 144A NOTES DUE OCTOBER 28, 2019 Meeting Date: OCT 30, 2014 Record Date: OCT 24, 2014 Meeting Type: CONSENT
Ticker: Security ID: 21240BAA9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

COSAN LUXEMBOURG SA 9.5% NOTES DUE MARCH 14, 2018 Meeting Date: NOV 18, 2014 Record Date: NOV 11, 2014 Meeting Type: CONSENT
Ticker: Security ID: 22112E9C4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

Floating Rate Multi-Sector Account Portfolio

ATLAS PIPELINE 5.875% NOTES DUE AUG 1, 2023 Meeting Date: FEB 19, 2015 Record Date: FEB 19, 2015 Meeting Type: CONSENT AND TENDER
Ticker: Security ID: 04939MAJ8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Early Tender Date to Receive the Total Consideration, which includes the early tender premium.	Management	N/A	Yes

High Yield Multi-Sector Account Portfolio

AINSWORTH LUMBER LTD 144A 7.5% NOTES DUE DECEMBER 15, 2017 Meeting Date: APR 06, 2015 Record Date: APR 06, 2015 Meeting Type: CONSENT AND TENDER
Ticker: Security ID: 008914AE3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent on or prior to the Early Tender Deadline to receive the Total Consideration.	Management	N/A	Yes

ATLAS PIPELINE 5.875% NOTES DUE AUG 1, 2023 Meeting Date: FEB 19, 2015 Record Date: FEB 19, 2015 Meeting Type: CONSENT AND TENDER
Ticker: Security ID: 04939MAJ8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Early Tender Date to Receive the Total Consideration, which includes the early tender premium.	Management	N/A	Yes

BANKRATE INC. 6.125% 144A NOTES DUE AUGUST 15, 2018 Meeting Date: NOV 10, 2014 Record Date: NOV 05, 2015 Meeting Type: CONSENT
Ticker: Security ID: 06647FAB8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	No

BOYD GAMING 9.125% NOTES DUE DECEMBER 1, 2018 Meeting Date: MAY 08, 2015 Record Date: MAY 08, 2015 Meeting Type: CONSENT AND TENDER
Ticker: Security ID: 103304BG5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Consent Date to receive the Total Consideration, which includes the Consent Payment.	Management	N/A	Yes

CALPINE CORP 7.875% 144A NOTES DUE JULY 31, 2020 Meeting Date: JUL 10, 2014 Record Date: JUL 10, 2014 Meeting Type: CONSENT AND TENDER
Ticker: Security ID: 131347BW5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Early Deadline.	Management	N/A	Yes

CONSOL ENERGY INC 8.25% NOTES DUE APRIL 1, 2020 Meeting Date: MAR 12, 2015 Record Date: MAR 12, 2015 Meeting Type: CONSENT AND TENDER
Ticker: Security ID: 20854PAF6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Early Deadline.	Management	N/A	Yes

GREAT CANADIAN GAMING CO 144A 6.625% NOTES DUE JULY 25, 2022 Meeting Date: MAY 02, 2015 Record Date: APR 24, 2015 Meeting Type: CONSENT
Ticker: Security ID: 389914AF9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

MURRAY ENERGY CORP. 9.50 NOTES DUE DECEMBER 5, 2020 Meeting Date: MAR 27, 2015 Record Date: MAR 13, 2015 Meeting Type: CONSENT
Ticker: Security ID: 62704PAD5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the Proposed Amendments.	Management	N/A	Yes

MURRAY ENERGY CORP. 9.50 NOTES DUE DECEMBER 5, 2020 Meeting Date: MAR 27, 2015 Record Date: MAR 13, 2015 Meeting Type: CONSENT
Ticker: Security ID: 62704PAE3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the Proposed Amendments.	Management	N/A	Yes

NII INTERNATL TELECOM SA 11.375% NOTES DUE AUGUST 15, 2019 Meeting Date: MAY 14, 2015 Record Date: APR 20, 2015 Meeting Type: CONSENT
Ticker: Security ID: 62914QAA5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent Granted - Event or proposal approved.	Management	N/A	No

RSI HOME PRODUCTS INC. 6.875 NOTES DUE MARCH 1, 2018 Meeting Date: MAR 05, 2015 Record Date: MAR 05, 2015 Meeting Type: CONSENT AND TENDER
Ticker: Security ID: 74977XAA9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Early Tender Time to receive the Total Consideration, which includes the Early Tender Premium.	Management	N/A	Yes

WESTMORELAND COAL 10.75 % NOTES DUE FEBRUARY 1, 2018 Meeting Date: NOV 20, 2014 Record Date: NOV 20, 2014 Meeting Type: CONSENT AND TENDER
Ticker: Security ID: 960887AB3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Tender and Consent prior to the Consent Payment Deadline to receive the Total Consideration, which includes the Consent Payment.	Management	N/A	Yes

Investment-Grade Corporate Multi-Sector Account Portfolio

VERIZON COMMUNICATION 6.4 % SEPTEMBER 15, 2033 Meeting Date: FEB 19, 2015 Record Date: FEB 19, 2015 Meeting Type: EXCHANGE OFFER
Ticker: Security ID: 92343VBS2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Exchange as a QIB prior to the early participation date in order to receive the Total Exchange Price, which includes the Early Participation Payment which will be paid in new notes.	Management	N/A	Take No Action

Mortgage-Backed Securities Multi-Sector Account Portfolio

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT